Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories.
Schedule of Inventory

	2018	2017
	US$'000	US$'000
Finished goods	197,982	158,431
Raw materials in progress and industrial supplies	222,912	177,728
Other inventories	34,887	24,902
Advances to suppliers	1,189	170
Total	456,970	361,231